Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Dec. 03, 2021
C000230952
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares
Account Value	$ 11,111	$ 10,543	$ 10,064	$ 10,000
C000230950
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares
Account Value	$ 10,584	9,896	9,550	10,000
C000230947
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Bond Fund, Institutional Class Shares
Account Value	$ 4,714,080	4,229,224	4,205,361	5,000,000
C000230946
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Bond Fund, Investor Class Shares
Account Value	$ 9,386	8,433	8,399	10,000
C000230949
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares
Account Value	$ 5,197,809	4,750,210	4,614,458	5,000,000
C000230948
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares
Account Value	$ 10,352	9,475	9,216	10,000
C000230953
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Equity Index Fund, Institutional Class Shares
Account Value	$ 3,870,882	2,816,100	2,550,193	3,000,000
C000230951
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares
Account Value	$ 3,215,200	2,482,953	2,703,219	3,000,000
C000230966
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares
Account Value	$ 5,884,223	4,480,367	4,030,370	5,000,000
C000230965
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares
Account Value	$ 11,718	8,936	8,050	10,000
C000230954
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments International Equity Fund, Institutional Class Shares
Account Value	$ 5,367,592	4,250,919	3,753,869	5,000,000
C000230955
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments International Equity Fund, Investor Class Shares
Account Value	$ 10,695	8,478	7,498	10,000
C000230956
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares
Account Value	$ 1,048,472	832,919	770,397	1,000,000
C000230958
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares
Account Value	$ 16,261,064	13,561,070	12,920,255	15,000,000
C000230957
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares
Account Value	$ 10,792	9,014	8,602	10,000
C000230959
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares
Account Value	$ 16,502,571	13,441,678	12,653,262	15,000,000
C000230960
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares
Account Value	$ 10,954	8,935	8,424	10,000
C000230961
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares
Account Value	$ 16,851,842	13,598,974	12,830,924	15,000,000
C000230962
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares
Account Value	$ 11,188	9,041	8,542	10,000
C000230963
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares
Account Value	$ 17,100,594	13,497,566	12,604,026	15,000,000
C000230964
Account Value [Line Items]
Line Graph and Table Measure Name	Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares
Account Value	$ 11,352	8,971	8,390	10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 9,296	8,409	8,379	10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 9,296	8,409	8,379	10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 4,648,043	4,204,613	4,189,699	5,000,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 9,296	8,409	8,379	10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 4,648,043	4,204,613	4,189,699	5,000,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 9,296	8,409	8,379	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 3,944,858	2,858,239	2,595,030	3,000,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 3,835,180	2,782,035	2,566,923	3,000,000
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 6,462,294	4,680,487	4,275,047	5,000,000
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 12,925	9,361	8,550	10,000
MSCI ACWI ex-USA Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Gross) (USD)
Account Value	$ 5,538,673	4,431,512	3,933,434	5,000,000
MSCI ACWI ex-USA Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Gross) (USD)
Account Value	$ 11,077	8,863	7,867	10,000
MSCI ACWI IMI (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI (Gross) (USD)
Account Value	$ 1,207,954	908,621	826,206	1,000,000
MSCI ACWI Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Account Value	$ 18,361,040	13,763,749	12,393,397	15,000,000
MSCI ACWI Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Account Value	$ 12,241	9,176	8,262	10,000
MSCI ACWI Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Account Value	$ 18,361,040	13,763,749	12,393,397	15,000,000
MSCI ACWI Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Account Value	$ 12,241	9,176	8,262	10,000
MSCI ACWI Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Account Value	$ 18,361,040	13,763,749	12,393,397	15,000,000
MSCI ACWI Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Account Value	$ 12,241	9,176	8,262	10,000
MSCI ACWI Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Account Value	$ 18,361,040	13,763,749	12,393,397	15,000,000
MSCI ACWI Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Account Value	$ 12,241	9,176	8,262	10,000
Bloomberg 1-3 Month US Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Month US Treasury Bill Index (USD)
Account Value	$ 11,154	10,577	10,085	10,000
Bloomberg 1-3 Month US Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Month US Treasury Bill Index (USD)
Account Value	$ 11,154	10,577	10,085	10,000
Bloomberg 1-5 Year US Government/Credit Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index (USD)
Account Value	$ 5,119,901	4,788,438	4,653,370	5,000,000
Bloomberg 1-5 Year US Government/Credit Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index (USD)
Account Value	$ 10,240	9,577	9,307	10,000
S&P SmallCap 600 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index (USD)
Account Value	$ 3,253,033	2,502,363	2,709,782	3,000,000
MSCI ACWI ex-USA Small Cap (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Small Cap (Gross) (USD)
Account Value	$ 1,037,210	834,246	762,827	1,000,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 13,944,128	12,613,839	12,569,098	15,000,000
Custom Hybrid**
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Hybrid**
Account Value	$ 15,937,683	13,183,359	12,612,165	15,000,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 9,296	8,409	8,379	10,000
Custom Hybrid**
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Hybrid**
Account Value	$ 10,625	8,789	8,408	10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 13,944,128	12,613,839	12,569,098	15,000,000
Custom Hybrid**
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Hybrid**
Account Value	$ 16,630,742	13,357,029	12,612,117	15,000,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 9,296	8,409	8,379	10,000
Custom Hybrid**
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Hybrid**
Account Value	$ 11,087	8,905	8,408	10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 13,944,128	12,613,839	12,569,098	15,000,000
Custom Hybrid**
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Hybrid**
Account Value	$ 16,630,742	13,357,029	12,612,117	15,000,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 9,296	8,409	8,379	10,000
Custom Hybrid**
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Hybrid**
Account Value	$ 11,087	8,905	8,408	10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 13,944,128	12,613,839	12,569,098	15,000,000
Custom Hybrid***
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Hybrid***
Account Value	$ 17,336,976	13,522,025	12,604,890	15,000,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 9,296	8,409	8,379	10,000
Custom Hybrid***
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Hybrid***
Account Value	$ 11,558	$ 9,015	$ 8,403	$ 10,000